Investments in Equity Method Investees	12 Months Ended
Dec. 31, 2025
Investments in Equity Method Investees [Abstract]
INVESTMENTS IN EQUITY METHOD INVESTEES

10. INVESTMENTS IN EQUITY METHOD INVESTEES

As of December 31, 2025 and 2024, the Company’s investments in equity investments were comprised of investment in one limited partnership, Ningbo Meishan Xinaishan Equity Investment Limited Partnership. The carrying balance of the equity method investment as of December 31, 2025 and 2024 are $1,137,307 and $1,089,960, respectively.

On November 5, 2020, the Company entered into a five-year partnership agreement to invest $1,217,039, for 28% partnership interest in the limited partnership. The agreement was extended to November 18, 2028. The funds raised by the limited partnership are invested in one PRC private company engaged in immunotherapy. For the years ended December 31, 2025, 2024 and 2023, equity investment loss of $368, $24,502 and $229 have been recorded in other income, net for the Company’s share of the operating loss of the limited partnership. As of December 31, 2025 and 2024, no significant impairment indicators have been noted in connection with the investment.